UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
JANUARY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.8%
	Shares	Value
CONSUMER DISCRETIONARY — 13.5%
Amazon.com *	40,396	$33,265,298
Comcast, Cl A	285,026	21,496,661
Dollar General	157,674	11,639,495
Home Depot	109,073	15,006,263
Macy’s	190,811	5,636,557
Omnicom Group	98,925	8,472,926
TJX	91,400	6,847,688
VF	125,119	6,441,126

		108,806,014

CONSUMER STAPLES — 5.9%
Colgate-Palmolive	177,192	11,443,060
CVS Health	142,501	11,230,504
PepsiCo	132,062	13,705,394
Walgreens Boots Alliance	130,363	10,681,944

		47,060,902

ENERGY — 4.9%
Anadarko Petroleum	226,654	15,759,253
EOG Resources	76,045	7,724,651
Kinder Morgan	533,833	11,925,829
Pioneer Natural Resources	21,582	3,889,724

		39,299,457

FINANCIALS — 14.8%
American Express	168,841	12,896,075
BlackRock, Cl A	34,909	13,055,268
Capital One Financial	125,617	10,977,670
Citigroup	186,696	10,423,238
JPMorgan Chase	241,973	20,478,175
Prudential Financial	148,643	15,623,866
US Bancorp	314,073	16,535,943
Wells Fargo	345,341	19,453,058

		119,443,293

HEALTH CARE — 18.2%
Aetna	124,294	14,742,512
Allergan	74,261	16,254,990
Cigna	59,719	8,732,112
Express Scripts Holding *	174,485	12,018,527
Johnson & Johnson	132,609	15,017,969
McKesson	47,521	6,612,547

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Medtronic	204,199	$15,523,208
Merck	195,496	12,118,797
Stryker	123,141	15,211,608
Thermo Fisher Scientific	67,124	10,229,026
UnitedHealth Group	124,112	20,118,555

		146,579,851

INDUSTRIALS — 8.9%
Boeing	80,051	13,081,935
Danaher	167,748	14,077,412
Fortive	83,874	4,639,071
General Electric	578,198	17,172,480
Union Pacific	107,908	11,500,835
United Technologies	99,714	10,935,634

		71,407,367

INFORMATION TECHNOLOGY — 24.3%
Alliance Data Systems	30,661	7,002,359
Alphabet, Cl A *	10,682	8,761,270
Alphabet, Cl C *	34,836	27,756,976
Apple	135,789	16,477,995
Automatic Data Processing	233,355	23,566,521
Cisco Systems	478,241	14,691,564
Dell Technologies, Cl V *	54,039	3,403,916
Fidelity National Information Services	127,159	10,098,968
Fiserv *	116,040	12,466,177
Microsoft	402,074	25,994,084
Oracle	404,198	16,212,382
QUALCOMM	198,409	10,600,993
Visa, Cl A	225,356	18,639,195

		195,672,400

MATERIALS — 1.4%
Praxair	96,012	11,371,661

REAL ESTATE — 2.7%
American Tower, Cl A REIT	122,583	12,687,341
Simon Property Group REIT	50,774	9,330,738

		22,018,079

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — 1.2%
NextEra Energy	78,230	$9,678,616

TOTAL COMMON STOCK (Cost $532,405,884)		771,337,640

CASH EQUIVALENT (A) — 4.1%
JPMorgan US Government Money Market Fund, Cl Institutional, 0.430% (Cost $32,820,764)	32,820,764	32,820,764

TOTAL INVESTMENTS — 99.9% (Cost $565,226,648) †		$804,158,404

Percentages are based on Net Assets of $805,139,877.

*	Non-income producing security.

(A)	The reporting rate is the 7-day effective yield as of January 31, 2017.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $565,226,648, and the unrealized appreciation and depreciation were $252,039,905 and $(13,108,149) respectively.

Cl	— Class

REIT	— Real Estate Investment Trust

As of January 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
JANUARY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.4% **
	Shares	Value
CONSUMER DISCRETIONARY — 21.0%
AutoNation *	60,139	$3,194,584
AutoZone *	14,942	10,832,651
BorgWarner	50,302	2,053,831
Carter’s	53,921	4,515,884
Delphi Automotive	50,487	3,537,119
Dick’s Sporting Goods	51,230	2,643,468
Discovery Communications, Cl C *	99,861	2,767,148
Dollar Tree *	95,963	7,407,384
Foot Locker	71,833	4,923,434
GameStop, Cl A	68,956	1,688,733
Hanesbrands	152,019	3,604,370
LKQ *	143,759	4,587,350
Marriott International, Cl A	55,128	4,663,829
Mohawk Industries *	23,202	5,007,920
O’Reilly Automotive *	17,355	4,551,696
Ross Stores	109,884	7,264,431
Tractor Supply	48,817	3,596,348
Ulta Salon Cosmetics & Fragrance *	12,993	3,537,734
Whirlpool	31,276	5,469,859

		85,847,773

CONSUMER STAPLES — 5.0%
Brown-Forman, Cl B	87,982	4,011,979
Church & Dwight	108,028	4,885,026
Monster Beverage *	183,759	7,828,134
Sprouts Farmers Market *	190,534	3,557,270

		20,282,409

ENERGY — 1.5%
Concho Resources *	28,028	3,908,224
EQT	37,030	2,245,129

		6,153,353

FINANCIALS — 4.1%
Ameriprise Financial	45,105	5,063,938
Intercontinental Exchange	86,775	5,064,189
MSCI, Cl A	24,912	2,061,468
TD Ameritrade Holding	102,460	4,728,529

		16,918,124

HEALTH CARE — 14.0%
Acadia Healthcare *	97,634	3,746,217

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Aetna	55,035	$6,527,701
Alkermes *	65,337	3,535,385
AmerisourceBergen, Cl A	70,534	6,156,208
Cardinal Health	42,042	3,151,468
Edwards Lifesciences *	34,524	3,322,590
Envision Healthcare *	49,652	3,376,336
HCA Holdings *	70,348	5,647,537
HealthSouth	134,571	5,224,046
Humana	20,418	4,052,973
Ligand Pharmaceuticals *	16,798	1,780,756
MEDNAX *	52,993	3,622,072
Team Health Holdings *	53,457	2,323,241
Universal Health Services, Cl B	44,362	4,996,492

		57,463,022

INDUSTRIALS — 10.2%
AMETEK	82,320	4,206,552
HD Supply Holdings *	131,694	5,570,656
Hexcel	52,347	2,688,018
Hubbell, Cl B	34,521	4,214,324
IHS Markit *	79,815	3,148,702
Kansas City Southern	43,712	3,755,298
Parker-Hannifin	20,703	3,046,032
Pentair	56,894	3,335,695
Rexnord *	170,952	3,776,330
Roper Technologies	28,399	5,448,348
Wabtec	28,306	2,452,432

		41,642,387

INFORMATION TECHNOLOGY — 31.3%
Alliance Data Systems	41,949	9,580,313
Amphenol, Cl A	67,564	4,559,894
ANSYS *	38,886	3,626,508
Cardtronics *	111,833	6,103,845
Check Point Software Technologies *	49,931	4,931,685
Citrix Systems *	29,977	2,733,603
Cognizant Technology Solutions, Cl A *	174,107	9,156,287
EPAM Systems *	84,269	5,423,553
Euronet Worldwide *	77,402	5,535,791
Fidelity National Information Services	84,548	6,714,802
Fiserv *	117,402	12,612,497
FleetCor Technologies *	19,954	2,943,015
Global Payments	77,402	5,981,627

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Microchip Technology	110,627	$7,450,729
NXP Semiconductors *	83,712	8,191,219
PTC *	90,209	4,742,287
Sabre	164,734	4,035,983
Skyworks Solutions	67,935	6,232,357
TE Connectivity	66,822	4,968,216
Vantiv, Cl A *	142,645	8,878,225
WEX *	33,968	3,883,561

		128,285,997

MATERIALS — 4.7%
Ashland Global Holdings	24,594	2,927,424
Berry Plastics Group *	117,309	5,986,278
Crown Holdings *	64,687	3,504,095
FMC	47,146	2,836,303
International Flavors & Fragrances	33,504	3,927,004

		19,181,104

REAL ESTATE — 2.3%
Equinix REIT	17,077	6,574,303
Jones Lang LaSalle	27,193	2,801,695

		9,375,998

TELECOMMUNICATION SERVICES — 1.3%
SBA Communications, Cl A REIT *	49,281	5,187,318

TOTAL COMMON STOCK (Cost $363,571,953)		390,337,485

CASH EQUIVALENTS (A) — 3.5%
JPMorgan US Government Money Market Fund, Cl Institutional, 0.430%	14,466,960	14,466,960

TOTAL CASH EQUIVALENTS (Cost $14,466,960)		14,466,960

TOTAL INVESTMENTS — 98.9% (Cost $378,038,913) †		$404,804,445

Percentages are based on Net Assets of $409,143,809.

(A)	The reporting rate is the 7-day effective yield as of January 31, 2017.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP
EQUITY FUND
JANUARY 31, 2017
(Unaudited)

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $378,038,913, and the unrealized appreciation and depreciation were $37,512,539 and $(10,747,007) respectively.

Cl	— Class

REIT	— Real Estate Investment Trust

As of January 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-002-0600

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JANUARY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 59.8%
	Shares	Value
CONSUMER DISCRETIONARY — 6.6%
Amazon.com * (E)	2,100	$1,729,308
Comcast, Cl A	17,300	1,304,766
Home Depot	22,375	3,078,353
NIKE, Cl B	12,000	634,800
Regal Entertainment Group, Cl A (E)	106,175	2,405,925
Starbucks (E)	22,000	1,214,840
Tupperware Brands (E)	74,975	4,525,491
VF	59,550	3,065,634

		17,959,117

CONSUMER STAPLES — 4.3%
Kellogg	58,100	4,224,451
PepsiCo	36,800	3,819,104
Walgreens Boots Alliance	42,400	3,474,256

		11,517,811

ENERGY — 4.6%
Chevron	22,800	2,538,780
Kinder Morgan	229,275	5,122,003
Occidental Petroleum (E)	71,175	4,823,530

		12,484,313

FINANCIALS — 11.0%
Ares Capital	234,225	3,958,403
Golub Capital	170,825	3,191,011
Hannon Armstrong Sustainable Infrastructure Capital REIT	85,360	1,560,381
Hercules Capital	226,800	3,204,684
JPMorgan Chase	49,400	4,180,722
Navient	81,295	1,222,677
Prudential Financial	46,875	4,927,031
US Bancorp	82,825	4,360,736
Wells Fargo	59,300	3,340,369

		29,946,014

HEALTH CARE — 6.6%
Allergan (E)	4,600	1,006,894
Johnson & Johnson (E)	41,125	4,657,406
Merck	80,975	5,019,640
Novartis ADR	39,375	2,910,600
Pfizer	135,775	4,308,141

		17,902,681

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 7.2%
Boeing	22,675	$3,705,548
General Electric (E)	135,675	4,029,548
Lockheed Martin (E)	20,800	5,227,664
Union Pacific (E)	27,750	2,957,595
United Parcel Service, Cl B	33,345	3,638,940

		19,559,295

INFORMATION TECHNOLOGY — 13.0%
Alphabet, Cl A * (E)	3,150	2,583,599
Apple (E)	40,575	4,923,776
Automatic Data Processing	47,350	4,781,876
Cisco Systems (E)	83,275	2,558,208
Intel	76,470	2,815,625
Microchip Technology (E)	55,694	3,750,991
Microsoft	91,875	5,939,719
Paychex	61,575	3,712,357
QUALCOMM	24,000	1,282,320
Visa, Cl A (E)	34,825	2,880,376

		35,228,847

MATERIALS — 1.1%
Praxair (E)	25,425	3,011,337

REAL ESTATE — 1.5%
Crown Castle International REIT	17,550	1,541,416
Weyerhaeuser REIT	83,275	2,609,006

		4,150,422

TELECOMMUNICATION SERVICES — 0.5%
Verizon Communications (E)	26,100	1,279,161

UTILITIES — 3.4%
American Water Works	37,275	2,737,476
NextEra Energy	23,954	2,963,589
NRG Yield, Cl A	49,750	808,438
NRG Yield, Cl C	165,800	2,810,310

		9,319,813

TOTAL COMMON STOCK (Cost $147,874,035)		162,358,811

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JANUARY 31, 2017
(Unaudited)

CORPORATE OBLIGATIONS — 27.3%
	Face Amount	Value
CONSUMER DISCRETIONARY — 5.4%
Ford Motor Credit
3.336%, 03/18/21	$2,855,000	$2,883,790
General Motors Financial
2.268%, 10/04/19 (A)	2,000,000	2,018,396
Goodyear Tire & Rubber
5.125%, 11/15/23	2,250,000	2,309,062
Regal Entertainment Group
5.750%, 03/15/22	2,000,000	2,080,000
Sirius XM Radio
6.000%, 07/15/24 (B)	750,000	798,285
Speedway Motorsports
5.125%, 02/01/23	1,835,000	1,848,983
Tenneco
5.375%, 12/15/24	630,000	655,200
Time Warner
3.600%, 07/15/25	2,000,000	1,960,560

		14,554,276

ENERGY — 4.3%
Chesapeake Energy
8.000%, 12/15/22 (B)	847,000	904,172
DCP Midstream Operating
6.750%, 09/15/37 (B)	1,500,000	1,560,000
Genesis Energy
6.000%, 05/15/23	1,700,000	1,746,750
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,752,933
Linn Energy
6.500%, 05/15/19 (C)	500,000	255,000
Regency Energy Partners
5.500%, 04/15/23	3,265,000	3,397,037
Sabine Pass Liquefaction
5.750%, 05/15/24	1,250,000	1,360,937
5.625%, 03/01/25	750,000	814,688

		11,791,517

FINANCIALS — 5.6%
Ally Financial
3.750%, 11/18/19	3,500,000	3,556,875
Ares Capital
3.875%, 01/15/20	2,500,000	2,546,667
Bank of America MTN
3.950%, 04/21/25	3,250,000	3,224,345

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JANUARY 31, 2017
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Morgan Stanley
2.210%, 01/20/22 (A)	$3,000,000	$3,013,800
Navient MTN
4.875%, 06/17/19	500,000	503,440
4.625%, 09/25/17	425,000	429,781
Wells Fargo MTN
4.100%, 06/03/26	2,000,000	2,024,296

		15,299,204

HEALTH CARE — 2.2%
Fresenius US Finance II
4.500%, 01/15/23 (B)	2,000,000	2,065,000
HCA
6.500%, 02/15/20	1,150,000	1,256,375
5.000%, 03/15/24	1,250,000	1,301,562
Universal Health Services
4.750%, 08/01/22 (B)	500,000	503,125
3.750%, 08/01/19 (B)	750,000	765,000

		5,891,062

INDUSTRIALS — 1.7%
Masco
4.450%, 04/01/25	2,750,000	2,826,725
United Rentals North America
6.125%, 06/15/23	1,650,000	1,740,750

		4,567,475

INFORMATION TECHNOLOGY — 2.2%
CommScope Technologies Finance
6.000%, 06/15/25 (B)	2,000,000	2,131,260
NXP BV
4.625%, 06/15/22 (B)	1,000,000	1,052,500
4.625%, 06/01/23 (B)	1,000,000	1,057,500
Sanmina
4.375%, 06/01/19 (B)	1,750,000	1,802,500

		6,043,760

MATERIALS — 0.7%
NOVA Chemicals
5.000%, 05/01/25 (B)	2,000,000	2,005,000

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JANUARY 31, 2017
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — 0.8%
Sabra Health Care
5.500%, 02/01/21	$2,000,000	$2,070,000

TELECOMMUNICATION SERVICES — 3.6%
Frontier Communications
9.250%, 07/01/21	2,000,000	2,087,500
Level 3 Financing
5.250%, 03/15/26 (B)	2,000,000	1,992,500
Sprint Capital
6.900%, 05/01/19	1,000,000	1,067,500
Sprint Spectrum
3.360%, 09/20/21 (B)	2,500,000	2,503,125
Verizon Communications
3.500%, 11/01/24	2,250,000	2,235,056

		9,885,681

UTILITIES — 0.8%
AES
6.000%, 05/15/26	2,000,000	2,070,000

TOTAL CORPORATE OBLIGATIONS (Cost $72,917,614)		74,177,975

EXCHANGE TRADED FUNDS — 5.3%
	Shares
Nuveen AMT-Free Municipal Credit Income Fund	275,000	4,028,750
PIMCO 0-5 Year High Yield Corporate Bond ETF	36,990	3,730,441
PowerShares Senior Loan Portfolio	284,285	6,623,841

TOTAL EXCHANGE TRADED FUNDS (Cost $14,956,591)		14,383,032

PREFERRED STOCK — 1.5%
FINANCIALS — 0.8%
Wells Fargo, 7.500%	1,700	2,041,785

HEALTH CARE — 0.3%
Allergan, 5.500%	1,190	941,873

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JANUARY 31, 2017
(Unaudited)

PREFERRED STOCK — continued
	Shares	Value
REAL ESTATE — 0.4%
Public Storage, 4.900% REIT	50,000	$1,086,000

TOTAL PREFERRED STOCK (Cost $3,988,228)		4,069,658

U.S. TREASURY OBLIGATION — 0.7%
	Face Amount
U.S. Treasury Bond 2.500%, 02/15/45 (Cost $1,911,842)	$2,000,000	1,785,860

CASH EQUIVALENTS (D) — 5.5%
JPMorgan US Government Money Market Fund, Cl Institutional, 0.430%	14,848,225	14,848,225

TOTAL CASH EQUIVALENTS (Cost $14,848,225)		14,848,225

TOTAL INVESTMENTS — 100.1% (Cost $256,496,535)†		$271,623,561

WRITTEN EQUITY OPTIONS * — 0.0%
	Contracts	Value
Allergan Call, Expires 3/18/2017,
Strike Price 250.00	(46)	$(2,484)
Alphabet Call, Expires 3/18/2017,
Strike Price 885.00	(31)	(6,510)
Amazon.com Call, Expires 3/18/2017,
Strike Price 860.00	(21)	(33,180)
Apple Call, Expires 2/18/2017,
Strike Price 125.00	(50)	(4,750)
Starbucks Call, Expires 3/18/2017,
Strike Price 62.50	(220)	(440)
Tupperware Brands Call, Expires 2/18/2017,
Strike Price 65.00	(230)	(33,700)
Union Pacific Call, Expires 3/18/2017,
Strike Price 115.00	(47)	(2,585)
Verizon Communications Call, Expires 2/18/2017,
Strike Price 55.00	(261)	(261)
Visa Call, Expires 3/18/2017,
Strike Price 87.50	(207)	(10,143)

TOTAL WRITTEN OPTIONS — 0.0% (Premiums Received $107,228)		$(94,053)

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JANUARY 31, 2017
(Unaudited)

Percentages are based on Net Assets of $271,393,554.

*	Non-income producing security.

(A)	Floating rate security — Rate disclosed is the rate in effect on January 31, 2017.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Security in default on interest payments.

(D)	The reporting rate is the 7-day effective yield as of January 31, 2017.

(E)	Security, or portion thereof, has been pledged as collateral on written equity options.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $256,496,535, and the unrealized appreciation and depreciation were $20,441,491 and $(5,314,465) respectively.

ADR	— American Depositary Receipt

AMT	— Alternative Minimum Tax

Cl	— Class

ETF	— Exchange Traded Fund

MTN	— Medium Term Note

REIT	— Real Estate Investment Trust

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$162,358,811	$—	$—	$162,358,811
Corporate Obligations	—	74,177,975	—	74,177,975
Exchange Traded Funds	14,383,032	—	—	14,383,032
Preferred Stock	4,069,658	—	—	4,069,658
U.S. Treasury Obligation	—	1,785,860	—	1,785,860
Cash Equivalents	14,848,225	—	—	14,848,225

Total Investments in Securities	$195,659,726	$75,963,835	$—	$271,623,561

Liabilities
Written Options	$(94,053)	$—	$—	$(94,053)

Total Liabilities	$(94,053)	$—	$—	$(94,053)

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-003-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017